Liquidity and going concern	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and going concern
2. Liquidity and going concern:

For the six months ended June 30, 2026, the Company reported loss from operations of $12,079. Cash used in operating activities from continuing operations was $7,901 for the six months ended June 30, 2026 and was primarily driven by operating losses and decreases in working capital. The Company continues to use cash to support its business activities and support the growth of Cespira. As at June 30, 2026, the Company had cash and cash equivalents of $23,946 and long-term debt borrowed from Export Development Canada ("EDC") of $972, net of deferred financing fees, of which all is current. On May 25, 2026, the Company amended its term loan agreement with EDC and reduced its cash covenant requirement to $3,000 from $15,000. If the Company's cash and cash equivalents fall below the minimum cash requirement, the Company may be required to repay the outstanding amount of the term loan.

On September 29, 2025, the Company filed a final short form base shelf prospectus (the "Shelf Prospectus") with the relevant Canadian securities regulatory authorities allowing the Company to offer up to USD $100,000 of common shares, preferred shares, subscription receipts, warrants, debt securities, or units, or any combination thereof during the 25-month period that the Shelf Prospectus will be effective.

On June 22, 2026, Westport entered into a securities purchase agreement with CVI Investments Inc. ("Selling Shareholder") and agreed to issue and sell to the selling shareholder an aggregate of: (i) 1,600,000 commons shares, (ii) pre-funded warrants to purchase up to 3,254,369 common shares (the "Pre-Funded Warrants"), and (iii) private placement warrants to purchase up to 4,854,369 common shares (the "Warrants"). The closing of the issuance and the sale of the shares, the Pre-Funded Warrants and the Warrants took place on June 23, 2026. Refer to note 12 for more details.
2. Liquidity and going concern (continued):

In connection with preparing consolidated financial statements for each annual and interim reporting period, the Company is required to evaluate whether there are conditions or events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. Substantial doubt exists when conditions and events, considered in aggregate, indicate that it is probable a company will be unable to meet its obligations as they become due within one year after the date the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans and actions that have not been fully implemented as of the date the consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both: (1) it is probable the plans will be effectively implemented within one year after the date the consolidated financial statements are issued; and (2) it is probable the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

Based on the Company's projected capital expenditures, debt servicing obligations and operating requirements under its current business plan, management is projecting that its existing cash and cash equivalents will not be sufficient to fund its operations through the next twelve months from the date of the issuance of these condensed consolidated interim financial statements ("interim financial statements"). These conditions raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these interim financial statements are issued.

Although the Company was able to raise equity financing during the quarter ended June 30, 2026, Management continues to evaluate different options to improve Westport's liquidity position, including raising additional funds from the public markets, borrowing debt or other financing alternatives. These plans are not final and are subject to market and other conditions not in the Company's control. As such, there can be no assurances that Westport will be successful in obtaining sufficient funding. Accordingly, the Company concluded under the accounting standards that these plans do not alleviate the substantial doubt about Westport's ability to continue as a going concern.

These interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The interim financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the Company were unable to continue as a going concern.